Investments (Details 3) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Investments [Line Items]
Changes in accounting policies (IFRS 9)	€ 681
Net book amount at the beginning of the year	219	€ 276
Additions and subscriptions	5	3
Change in the fair value	15
Divestments and reimbursements	(22)	(19)
Currency translation differences	31	(23)
Other changes	(10)	(18)
Net book amount at the Ending of the year	919	219
Gross carrying amount [member]
Disclosure Of Investments [Line Items]
Net book amount at the beginning of the year	€ 219	276
Net book amount at the Ending of the year		€ 219